Income Taxes (Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Canada | Capital loss
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 55
Subject to Valuation Allowance	(55)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2,420
Subject to Valuation Allowance	(967)
Net Tax Credit Carryforwards	$ 1,453
Expiration period	2026 - 2044
Canada | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 1
Expiration period	2028 - 2042
United States | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,587
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 1,586
Expiration period	2036 - Indefinite
United States | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 533
Subject to Valuation Allowance	(3)
Net Tax Credit Carryforwards	$ 530
Expiration period	2025 - 2044
State | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,351
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 1,350
Expiration period	2026 - Indefinite
Other | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 91
Subject to Valuation Allowance	(23)
Net Tax Credit Carryforwards	$ 68
Expiration period	2025 - 2031